UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 227,117	$ 19,303
Restricted cash	5,736	11,425
Accounts receivable, net	20,896	16,969
Amounts due from related parties	0	5,000
Prepaid expenses and other current assets	28,214	8,083
Total current assets	281,963	60,780
Vessels, net	1,930,477	1,041,138
Deposits for vessels acquisitions	3,599	0
Other long-term assets	21,315	18,850
Deferred dry dock and special survey costs, net	51,310	37,045
Investment in affiliates	0	26,158
Intangible assets	1,417	2,000
Notes receivable, net of current portion	0	8,013
Operating lease assets	45,862	13,285
Total non-current assets	2,053,980	1,146,489
Total assets	2,335,943	1,207,269
Current liabilities
Accounts payable	9,335	6,299
Accrued expenses	11,928	4,781
Deferred revenue	10,187	3,185
Operating lease liabilities, current portion	4,065	1,173
Amounts due to related parties	17,181	35,979
Current portion of financial liabilities, net	33,476	6,277
Current portion of long-term debt, net	81,967	195,558
Total current liabilities	168,139	253,252
Operating lease liabilities, net	41,604	11,980
Unfavorable lease terms	182,464	0
Long-term financial liabilities, net	227,108	56,481
Long-term debt, net	452,959	228,541
Deferred revenue	1,626	2,185
Total non-current liabilities	905,761	299,187
Total liabilities	1,073,900	552,439
Commitments and contingencies	0	0
Partners’ capital:
Common Unitholders (25,759,634 and 11,345,187 units issued and outstanding at June 30, 2021 and December 31, 2020, respectively)	1,246,997	652,013
General Partner (531,995 and 237,822 units issued and outstanding at June 30, 2021 and December 31, 2020, respectively)	15,046	2,817
Total partners’ capital	1,262,043	654,830
Total liabilities and partners’ capital	$ 2,335,943	$ 1,207,269